COUNTRY INVESTORS LIFE ASSURANCE COMPANY
COUNTRY Investors Variable Annuity Account
Supplement Dated March 16, 2010
to the
Prospectus For
Individual Flexible Premium Deferred Variable Annuity Contract
(Dated May 1, 2009)
[Contract Available to New Purchasers]

This supplement updates certain information about the above-mentioned individual flexible premium deferred variable annuity contract
(the "Contract"). Please read this supplement carefully and keep it with the Contract prospectus for future reference. Please note that the defined terms below have the meaning that was assigned to them in the Contract prospectus; if such defined terms do not appear in the Contract prospectus, they take their meaning from this supplement.

Overview of Asset Allocation Program. COUNTRY Investors Life Assurance Company (the "Company") has made certain revisions to the Asset Allocation Program available in connection with the Contract. The Asset Allocation Program is a service the Company makes available to assist you in selecting Investment Options under the Contract. At the time that you purchase the Contract or some time later, you may elect to allocate all of your premiums and Accumulated Value to one of the model portfolios of the Asset Allocation Program. If you elect to participate in the Asset Allocation Program, our affiliate, COUNTRY Trust Bank ("CTB") will serve as the adviser, but solely for the purpose of developing and updating asset allocation models. From time to time, CTB may change the Investment Option allocations of the model portfolio you select.
If changes are made to a particular model portfolio as a result of CTB's review, then the Company will notify all Contract owners in advance of the changes that will occur in that model portfolio.

Opting Out of Changes to Asset Allocation Model Portfolio. Under the procedures that are currently in place, if you elect to participate in the Asset Allocation Program, once you select a model portfolio and Investment Option allocations, the selections you originally make will remain unchanged (even if changes are made to that model portfolio as a result of CTB's review) until you elect to revise the Investment Option allocations or select a new model portfolio. However, for Contracts issued on or after May 1, 2010, and beginning on August 2, 2010 for Contracts issued prior to May 1, 2010, these procedures will change. For Contracts issued on or after May 1, 2010, and beginning on August 2, 2010 for Contracts issued prior to May 1, 2010, if the Investment Option allocations of the model portfolio you originally selected are changed, you will need to elect to opt out of the model portfolio as modified to maintain the investment allocations that you originally selected. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio. As always, you may revise your Investment Option allocations or select a new model portfolio at your discretion.

Mandatory Automatic Rebalancing for Participants in Asset Allocation Program. Under the procedures that are currently in place, if you elect to participate in the Asset Allocation Program, you may elect at your discretion to have your Accumulated Value in a model portfolio applied under the automatic rebalancing program ("Automatic Rebalancing"). You can elect Automatic Rebalancing, elect to continue Automatic Rebalancing or change your Automatic Rebalancing election, at any time that you choose a new or a different asset allocation model portfolio or choose an asset allocation model portfolio for the first time. However, for Contracts issued on or after May 1, 2010, and beginning on August 2, 2010 for Contracts issued prior to May 1, 2010, these procedures will change. For Contracts issued on or after May 1, 2010, and beginning on August 2, 2010 for Contracts issued prior to May 1, 2010, if you have elected the Asset Allocation Program annual Automatic Rebalancing will be mandatory.
We will automatically reallocate your Accumulated Value annually to match the allocations among the Investment Options specified by the asset allocation model portfolio you have chosen. As long as you remain in the Asset Allocation Program, Automatic Rebalancing will be performed only once each Contract Year on the first Business Day in August.

In light of these developments, this supplement amends the Contract prospectus, as described below.

The following replaces the disclosure under "Asset Allocation Program," under the "SUMMARY OF THE CONTRACT" heading, located on pages 7-8 of the prospectus:

Asset Allocation Program. You may elect to participate in the Asset Allocation Program and allocate all of your premiums to one of the six (6) model portfolios we make available under the Program to assist you in selecting Investment Options (see "DESCRIPTION OF ANNUITY CONTRACT-Asset Allocation Program"). Each model portfolio represents a different level of risk tolerance: Aggressive; Growth; Growth-Income; Balanced; Income Growth;
and Income. The Investment Option allocations of the model portfolios may be changed from time to time in response to market conditions or other factors. To make it easier for you to remain in your selected model portfolio after a change has been made we have revised our procedures.

* For Contracts issued prior to May 1, 2010, under the procedures in place when we issued the Contract, once you selected a model portfolio and the Investment Option allocations, those selections remained unchanged until you elected to revise the Investment Option allocations or selected a new model portfolio.
* However, for Contracts issued on or after May 1, 2010, and beginning on August 2, 2010 for Contracts issued prior to May 1, 2010, if the Investment Option allocations of the model portfolio you have chosen are changed, you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

There is no separate charge for participating in the Asset Allocation Program, nor is there a charge to change to a different model portfolio or to change your allocation to a particular Investment Option. There is no guarantee that a model portfolio in the Asset Allocation Program will not lose money or experience volatility.

The following replaces the disclosure under "Selecting Asset Allocation Model Portfolios" and "Changes to Asset Allocation Model Portfolios" under the "Asset Allocation Program" heading, located on pages 27-28 of the prospectus:

Selecting Asset Allocation Model Portfolios. It is your responsibility to select or change your model portfolio and your Investment Options. Your registered representative can provide you with information that may assist you in selecting a model portfolio and Investment Options. If you elect the Asset Allocation Program, you may complete a standardized questionnaire that, among other things, solicits information about your investment time horizon and risk tolerance and your financial goals. Based on your responses to that questionnaire, a particular asset allocation model portfolio may be recommended for your use. Each asset allocation model portfolio is intended for a specific type of investor, from conservative to aggressive. Each model portfolio identifies specific Investment Options and the percentage of premium and Accumulated Value allocated to each Investment Option.

There currently are six (6) asset allocation model portfolios to choose from:
* Aggressive Growth Model Portfolio
* Growth Model Portfolio
* Growth-Income Model Portfolio
* Balanced Model Portfolio
* Income Growth Model Portfolio
* Income Model Portfolio

You may select from among the available asset allocation model portfolios. You are not required to select the model portfolio indicated by the questionnaire. The Investment Option allocations of the model portfolios may change from time to time as described below. To make it easier for you to remain in your selected model portfolio after a change has been made we have revised our procedures.

* For Contracts issued prior to May 1, 2010, under the procedures in place when we issued the Contract, once you selected a model portfolio and the Investment Option allocations, those selections remained unchanged until you elected to revise the Investment Option allocations or selected a new model portfolio.

* However, for Contracts issued on or after May 1, 2010, and beginning on August 2, 2010 for Contracts issued prior to May 1, 2010, if the Investment Option allocations of the model portfolio you have chosen are changed (as described below), you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

Although you may use only one model portfolio at a time, you may elect to change to a different model portfolio as your tolerance for risk and/or your financial needs and investment objectives change. Using the questionnaire, and in consultation with your registered representative, you may determine that a different model portfolio better meets your risk tolerance and investment horizons. There is no charge to change to a different model portfolio or to change your premium allocations to a particular Investment Option.

If you elect to participate in the dollar cost averaging program, you cannot also elect to participate in the Asset Allocation Program. For Contracts issued prior to May 1, 2010, under the procedures in place when we issued the Contract, at your discretion you could elect to have your Accumulated Value in a model portfolio applied under the automatic asset rebalancing program ("Automatic Rebalancing"). (See "DESCRIPTION OF ANNUITY CONTRACT-Transfer and Withdrawal Options-Automatic Rebalancing.") You could elect Automatic Rebalancing, elect to continue Automatic Rebalancing or change your Automatic Rebalancing election, at any time that you chose a new or a different asset allocation model portfolio or chose an asset allocation model portfolio for the first time.

We have modified those procedures. Specifically, for Contracts issued on or after May 1, 2010, and beginning on August 2, 2010 for Contracts issued prior to May 1, 2010, if you have elected the Asset Allocation Program, annual Automatic Rebalancing will be mandatory. We will automatically reallocate your Accumulated Value annually to match the allocations among the Investment Options specified by the asset allocation model portfolio you have chosen.
As long as you remain in the Asset Allocation Program, Automatic Rebalancing will be performed only once each Contract Year on the first Business Day in August.

Changes to Asset Allocation Model Portfolios. CTB periodically reviews the model portfolios and may find that asset allocations within a particular model portfolio may need to be changed. CTB may determine that the principal investments, investment style, or investment manager of a particular Investment Option have changed so that the Investment Option is no longer appropriate for a model portfolio, or that a different investment portfolio of a Fund has become appropriate for a model portfolio. In addition, from time to time, the Company may change the Investment Options available under the Contract.

If changes are made to a particular model portfolio as a result of CTB's review, then the Company will notify all Owners-those in asset allocation model portfolios and those who are not-of the changes that will occur in that model portfolio. For Contracts issued prior to May 1, 2010, under the procedures in place when we issued the Contract, Owners who did not wish to change their current situation did not need to take any action. Owners who did wish to revise their respective investment allocations based on the changes to the portfolios or to the Investment Options available under the Contract must have completed, signed and returned/faxed the applicable service request form to our Variable Product Service Center to change their current situation by (1) opting into the new version of an asset allocation model portfolio, (2) opting into a different asset allocation model portfolio, or (3) opting into an asset allocation model portfolio for the first time. Your future premium allocations would not change unless you affirmatively elected to opt into the changed asset allocation model portfolio or you made a self-directed change.

We have modified those procedures as well. Specifically, for Contracts issued on or after May 1, 2010, and beginning on August 2, 2010 for Contracts issued prior to May 1, 2010,:

* Owners who do not wish to change their respective investment allocations from the then current asset allocation model portfolio must complete, sign and return/fax the applicable service request form to our Variable Product Service Center to opt out of the new version of the asset allocation model portfolio.

* Owners who do wish to opt into a different asset allocation model portfolio or opt into an asset allocation model portfolio for the first time must also complete, sign and return/fax the applicable service request form to our Variable Product Service Center and so specify.

* Owners who do wish to revise their respective investment allocations based on the changes to the model portfolios do not need to take any action.

Your future premium allocations will change unless you affirmatively opt out of the changed asset allocation model portfolio.

Transfers among Investment Options resulting from a change in the asset allocation model portfolios or your selection of a different asset allocation model portfolio are not taken into account in determining any transfer processing fee.

If you make a self-directed change outside the asset allocation model portfolio you selected, we consider your participation in the Asset Allocation Program to have terminated. However, you can elect at any time to again participate in the Asset Allocation Program.

If you have any questions regarding the revisions to the Asset Allocation Program or your Contract generally, or if you wish to receive a Prospectus for your Contract, please do not hesitate to contact COUNTRY Capital Management Company toll-free at 1-888-551-0060 or your financial representative.







COUNTRY INVESTORS LIFE ASSURANCE COMPANY
COUNTRY Investors Variable Annuity Account
Supplement Dated March 16, 2010
to the
Prospectus For
Individual Flexible Premium Deferred Variable Annuity Contract
(Dated May 1, 2009)
[Contract Not Available to New Purchasers]

This supplement updates certain information about the above-mentioned individual flexible premium deferred variable annuity contract (the "Contract"). Please read this supplement carefully and keep it with the Contract prospectus for future reference. Please note that the defined terms below have the meaning that was assigned to them in the Contract prospectus; if such defined terms do not appear in the Contract prospectus, they take their meaning from this supplement.

Overview of Asset Allocation Program. COUNTRY Investors Life Assurance Company (the "Company") has made certain revisions to the Asset Allocation Program available in connection with the Contract. The Asset Allocation Program is a service the Company makes available to assist you in selecting Investment Options under the Contract. At the time that you purchase the Contract or some time later, you may elect to allocate all of your premiums and Accumulated Value to one of the model portfolios of the Asset Allocation Program. If you elect to participate in the Asset Allocation Program, our affiliate, COUNTRY Trust Bank ("CTB") will serve as the adviser, but solely for the purpose of developing and updating asset allocation models. From time to time, CTB may change the Investment Option allocations of the model portfolio you select. If changes are made to a particular model portfolio as a result of CTB's review, then the Company will notify all Contract owners in advance of the changes that will occur in that model portfolio.

Opting Out of Changes to Asset Allocation Model Portfolio. Under the procedures that are currently in place, if you elect to participate in the Asset Allocation Program, once you select a model portfolio and Investment Option allocations, the selections you originally make will remain unchanged (even if changes are made to that model portfolio as a result of CTB's review) until you elect to revise the Investment Option allocations or select a new model portfolio. However, beginning on August 2, 2010, these procedures will change. Beginning on August 2, 2010, if the Investment Option allocations of the model portfolio you originally selected are changed, you will need to elect to opt out of the model portfolio as modified to maintain the investment allocations that you originally selected. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio. As always, you may revise your Investment Option allocations or select a new model portfolio at your discretion.

Mandatory Automatic Rebalancing for Participants in Asset Allocation Program. Under the procedures that are currently in place, if you elect to participate in the Asset Allocation Program, you may elect at your discretion to have your Accumulated Value in a model portfolio applied under the automatic rebalancing program ("Automatic Rebalancing"). You can elect Automatic Rebalancing, elect to continue Automatic Rebalancing or change your Automatic Rebalancing election, at any time that you choose a new or a different asset allocation model portfolio or choose an asset allocation model portfolio for the first time. However, beginning on August 2, 2010, these procedures will change. Beginning on August 2, 2010, if you have elected the Asset Allocation Program, annual Automatic Rebalancing will be mandatory. We will automatically reallocate your Accumulated Value annually to match the allocations among the Investment Options specified by the asset allocation model portfolio you have chosen. As long as you remain in the Asset Allocation Program, Automatic Rebalancing will be performed only once each Contract Year on the first Business Day in August.

In light of these developments, this supplement amends the Contract prospectus, as described below.

The following replaces the disclosure under "Asset Allocation Program," under the "SUMMARY OF THE CONTRACT" heading, located on pages 7-8 of the prospectus:

Asset Allocation Program. You may elect to participate in the Asset Allocation Program and allocate all of your premiums to one of the six (6) model portfolios we make available under the Program to assist you in selecting Investment Options (see "DESCRIPTION OF ANNUITY CONTRACT-Asset Allocation Program"). Each model portfolio represents a different level of risk tolerance: Aggressive; Growth; Growth-Income; Balanced; Income Growth; and Income. The Investment Option allocations of the model portfolios may be changed from time to time in response to market conditions or other factors. To make it easier for you to remain in your selected model portfolio after a change has been made we have revised our procedures.

* Under our current procedures, once you selected a model portfolio and the Investment Option allocations, those selections remained unchanged until you elected to revise the Investment Option allocations or selected a new model portfolio.

* However, beginning on August 2, 2010, if the Investment Option allocations of the model portfolio you have chosen are changed, you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

There is no separate charge for participating in the Asset Allocation Program, nor is there a charge to change to a different model portfolio or to change your allocation to a particular Investment Option. There is no guarantee that a model portfolio in the Asset Allocation Program will not lose money or experience volatility.

The following replaces the disclosure under "Selecting Asset Allocation Model Portfolios" and "Changes to Asset Allocation Model Portfolios" under the "Asset Allocation Program" heading, located on pages 27-28 of the prospectus:

Selecting Asset Allocation Model Portfolios. It is your responsibility to select or change your model portfolio and your Investment Options. Your registered representative can provide you with information that may assist you in selecting a model portfolio and Investment Options. If you elect the Asset Allocation Program, you may complete a standardized questionnaire that, among other things, solicits information about your investment time horizon and risk tolerance and your financial goals. Based on your responses to that questionnaire, a particular asset allocation model portfolio may be recommended for your use. Each asset allocation model portfolio is intended for a specific type of investor, from conservative to aggressive. Each model portfolio identifies specific Investment Options and the percentage of premium and Accumulated Value allocated to each Investment Option.

There currently are six (6) asset allocation model portfolios to choose from:

* Aggressive Growth Model Portfolio
* Growth Model Portfolio
* Growth-Income Model Portfolio
* Balanced Model Portfolio
* Income Growth Model Portfolio
* Income Model Portfolio

You may select from among the available asset allocation model portfolios.
You are not required to select the model portfolio indicated by the questionnaire. The Investment Option allocations of the model portfolios may change from time to time as described below. To make it easier for you to remain in your selected model portfolio after a change has been made we have revised our procedures.

* Under our current procedures, once you selected a model portfolio and the Investment Option allocations, those selections remained unchanged until you elected to revise the Investment Option allocations or selected a new model portfolio.

* However, beginning on August 2, 2010, if the Investment Option allocations of the model portfolio you have chosen are changed (as described below), you will need to elect to opt out of the model portfolio as modified to maintain your then-current investment allocations. Otherwise, your Accumulated Value and future premiums will be allocated among the Investment Options based on the changes to the model portfolio.

We will forward to you advance notice of any changes to your model portfolio. You may revise your Investment Option allocations or select a new model portfolio at your discretion.

Although you may use only one model portfolio at a time, you may elect to change to a different model portfolio as your tolerance for risk and/or your financial needs and investment objectives change. Using the questionnaire, and in consultation with your registered representative, you may determine that a different model portfolio better meets your risk tolerance and investment horizons. There is no charge to change to a different model portfolio or to change your premium allocations to a particular Investment Option.

If you elect to participate in the dollar cost averaging program, you cannot also elect to participate in the Asset Allocation Program. Under our current procedures, at your discretion you could elect to have your Accumulated Value in a model portfolio applied under the automatic asset rebalancing program ("Automatic Rebalancing"). (See "DESCRIPTION OF ANNUITY CONTRACT-Transfer and Withdrawal Options-Automatic Rebalancing.") You could elect Automatic Rebalancing, elect to continue Automatic Rebalancing or change your Automatic Rebalancing election, at any time that you chose a new or a different asset allocation model portfolio or chose an asset allocation model portfolio for the first time.

We have modified those procedures. Beginning on August 2, 2010, if you have elected the Asset Allocation Program, annual Automatic Rebalancing will be mandatory. We will automatically reallocate your Accumulated Value annually to match the allocations among the Investment Options specified by the asset allocation model portfolio you have chosen. As long as you remain in the Asset Allocation Program, Automatic Rebalancing will be performed only once each Contract Year on the first Business Day in August.

Changes to Asset Allocation Model Portfolios. CTB periodically reviews the model portfolios and may find that asset allocations within a particular model portfolio may need to be changed. CTB may determine that the principal investments, investment style, or investment manager of a particular Investment Option have changed so that the Investment Option is no longer appropriate for a model portfolio, or that a different investment portfolio of a Fund has become appropriate for a model portfolio. In addition, from time to time, the Company may change the Investment Options available under the Contract.

If changes are made to a particular model portfolio as a result of CTB's review, then the Company will notify all Owners-those in asset allocation model portfolios and those who are not-of the changes that will occur in that model portfolio. Under our current procedures, Owners who did not wish to change their current situation did not need to take any action. Owners who did wish to revise their respective investment allocations based on the changes to the portfolios or to the Investment Options available under the Contract must have completed, signed and returned/faxed the applicable service request form to our Variable Product Service Center to change their current situation by (1) opting into the new version of an asset allocation model portfolio, (2) opting into a different asset allocation model portfolio, or
(3) opting into an asset allocation model portfolio for the first time. Your future premium allocations would not change unless you affirmatively elected to opt into the changed asset allocation model portfolio or you made a self-directed change.

We have modified those procedures as well.  Beginning on August 2, 2010,:

* Owners who do not wish to change their respective investment allocations from the then current asset allocation model portfolio must complete, sign and return/fax the applicable service request form to our Variable Product Service Center to opt out of the new version of the asset allocation model portfolio.

* Owners who do wish to opt into a different asset allocation model portfolio or opt into an asset allocation model portfolio for the first time must also complete, sign and return/fax the applicable service request form to our Variable Product Service Center and so specify.

* Owners who do wish to revise their respective investment allocations based on the changes to the model portfolios do not need to take any action.

Your future premium allocations will change unless you affirmatively opt out of the changed asset allocation model portfolio.

Transfers among Investment Options resulting from a change in the asset allocation model portfolios or your selection of a different asset allocation model portfolio are not taken into account in determining any transfer processing fee.

If you make a self-directed change outside the asset allocation model portfolio you selected, we consider your participation in the Asset Allocation Program to have terminated. However, you can elect at any time to again participate in the Asset Allocation Program.

If you have any questions regarding the revisions to the Asset Allocation Program or your Contract generally, or if you wish to receive a Prospectus for your Contract, please do not hesitate to contact COUNTRY Capital
Management Company toll-free at 1-888-551-0060 or your financial representative.